LOANS PAYABLE	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 6 — LOANS PAYABLE

Cullen Loans

On November 19, 2013 the Company and Cullen entered into a loan agreement (the “Cullen Loan Agreement”). Pursuant to the Cullen Loan Agreement, Cullen loaned the Company $600,000, bearing interest at 6% per annum with principal and accrued interest due on August 31, 2014. The Cullen Loan Agreement provided Cullen with the option to loan the Company an additional $600,000. The Cullen Loan Agreement also required that the Company utilize $450,000 of the loan to repay the Line of Credit — Member. On December 5, 2013, Cullen exercised its option and extended to the Company an additional loan in the amount of $600,000 also bearing interest at 6% per annum with principal and accrued interest due on August 31, 2014. On April 1, 2014, the Company received $300,000 as proceeds from an additional loan from Cullen with interest at 6% per annum and a maturity of August 31, 2014. The maturity date of the Cullen Loans have been extended until March 15, 2016. These Cullen loans are secured by the accounts receivable and inventory of the Company. On March 26, 2015, the Company received $250,000 as proceeds from an additional loan from Cullen, bearing interest at 6% per annum with principal and interest due and payable on March 15, 2016. On May 27, 2015, the Company consummated the Mergers. In connection with the Mergers, $1,500,000 principal amount of the intercompany loans were forgiven and the remaining $250,000 principal amount of the loans eliminate upon consolidation.

Nortle Loan

On August 26, 2013, the Company and Nortle Holdings Limited (“Nortle”) entered into a loan (“Nortle Loan”) and option agreement (“Nortle Option Agreement”). The Nortle Loan was secured by the inventory and accounts receivable of the Company. The Nortle Loan provided for Nortle to lend the Company an aggregate of $200,000, bearing interest at 6% per annum. The Nortle Loan and all accrued interest thereon, was due and payable on August 31, 2014. The Nortle Option Agreement provided that through October 18, 2013, Nortle had the option to loan the Company an additional $300,000, on the same terms as the Nortle Loan (“Nortle Option”). In the event that Nortle did not exercise the Nortle Option by October 18, 2013, then on such date, the interest rate on the existing loan with Nortle would increase to 12% per annum for the remaining term. Due to the fact that the Nortle Option to advance additional funds was not exercised, the interest rate was increased to 12% per annum. On June 25, 2014, Nortle converted its loan and accrued interest of $217,951 into 9,103 voting units in LIBB prior to the reverse merger.

Ivory Castle Loan

On April 22, 2014, the Company and Ivory Castle Limited (“Ivory Castle”) entered into a loan (“Ivory Castle Loan”). The Ivory Castle Loan provided for Ivory Castle to lend the Company an aggregate of $1,300,000 bearing interest at 6%. The Ivory Castle Loan, together with accrued interest, was due and payable on August 31, 2014. On June 25, 2014, Ivory Castle’s loan and accrued interest of $1,309,107 was converted into 54,675 voting units in LIBB prior to the reverse merger.
In addition, as a condition of the conversion, the Company was required to obtain Ivory Castle’s approval in the event of a proposed business combination or in the event that the Company seeks equity financing in excess of $1,000,000 prior to June 25, 2015. On May 4, 2015, the Company received $400,000 as proceeds from a loan with Ivory Castle Limited, a stockholder of the Company. This note bears interest at 6% per annum and matures on July 31, 2016. On June 30, 2015 the note and accrued interest of $403,485 were converted into 100,872 shares of common stock.

Bass Properties LLC

On April 28, 2015, the Company received $150,000 as proceeds from a loan from Bass Properties, LLC, a stockholder of the Company. This note bears interest at 10% per annum and matures on July 31, 2016. On June 30, 2015 the note and accrued interest of $152,425 were converted into 38,107 shares of common stock.